Investment Objectives and Goals	May 01, 2026
Impax Large Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Large Cap Fund (the “Large Cap Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Large Cap Fund’s investment objective is to seek long-term growth of capital.
Impax Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Impax US Sustainable Economy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax US Sustainable Economy Fund (the “US Sustainable Economy Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital.
Impax Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Global Opportunities Fund (the “Global Opportunities Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Global Opportunities Fund’s investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy.
Impax Global Environmental Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Global Environmental Markets Fund (the “Global Environmental Markets Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture.

Impax International Sustainable Economy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax International Sustainable Economy Fund (the “International Sustainable Economy Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital.
Impax Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Core Bond Fund (the “Core Bond Fund”) Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Core Bond Fund’s investment objective is to seek income and conservation of principal.
Impax High Yield Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The High Yield Bond Fund’s primary investment objective is to seek high current income.
Objective, Secondary [Text Block]	As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation.
Impax Sustainable Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Impax Sustainable Allocation Fund (the “Sustainable Allocation Fund”) Summary of Key Information
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal.
Objective, Secondary [Text Block]	As a secondary investment objective, the Sustainable Allocation Fund seeks long-term growth of capital.